Stock-Based Compensation Plans	12 Months Ended
Aug. 31, 2019
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans
16	Stock-Based Compensation Plans

The following table summarizes the stock-based compensation costs recognized for employee services received during the years ended August 31, 2017, 2018 and 2019:

	Years ended August 31,
	2019	2018	2017

Stock-based compensation costs arising from equity-settled awards	$1,849	$1,770	$1,439
Stock-based compensation costs arising from cash-settled awards	(18)	(22)	38
	$1,831	$1,748	$1,477

The maximum number of additional subordinate voting shares issuable under the Long-Term Incentive Plan and the Deferred Share Unit Plan cannot exceed 11,792,893 shares. The maximum number of subordinate voting shares that may be granted to any individual on an annual basis cannot exceed 5% of the number of outstanding subordinate voting shares. The company settles equity-settled awards through the issuance of common shares from treasury.

Long-Term Incentive Plan

The company established the Long-Term Incentive Plan for its directors, executive officers and employees and those of its subsidiaries, as determined by the Board of Directors. Up to January 2019, the plan included stock options and restricted share units. On January 2019, the plan was amended to include performance share units. The plan was approved by the shareholders of the company.

Stock options

The exercise price of stock options granted under the Long-Term Incentive Plan is the market price of the common shares on the date of grant. Stock options granted under the plan expire 10 years from the date of grant and generally vest over a four-year period, being the required period of service from employees, generally with 25% vesting on an annual basis commencing on the first anniversary of the date of grant. As at August 31, 2018 and 2019, the company had no outstanding or exercisable stock options.

Restricted share units (RSUs)

RSUs are stock awards that rise and fall in value based on the market price of the company’s subordinate voting shares and are redeemable for actual subordinate voting shares. Vesting dates are also established by the Board of Directors on the date of grant. The vesting dates are subject to a minimum term of three years and a maximum term of 10 years from the award date, being the required period of service from employees. Fair value of RSUs equals the market price of the common shares on the date of grant.

The following table summarizes RSU activity for the years ended August 31, 2017, 2018 and 2019:

	Years ended August 31,
	2019	2018	2017

Outstanding – Beginning of year	1,615,152	1,611,330	1,551,555
Granted	632,931	420,621	527,143
Redeemed	(317,072)	(345,883)	(327,859)
Forfeited	(94,565)	(70,916)	(139,509)
Outstanding – End of year	1,836,446	1,615,152	1,611,330

None of the RSUs outstanding as at August 31, 2018 and 2019 were redeemable. The weighted average grant-date fair value of RSUs granted during the years ended August 31, 2017, 2018 and 2019 amounted to $4.54, $4.22 and $3.30 respectively.

The weighted-average market price of the shares at the date of redemption of RSUs redeemed during the years ended August 31, 2017, 2018 and 2019, was $4.55, $4.19 and $3.20 respectively.

Performance share units (PSUs)

PSUs are stock awards that rise and fall in value based on the market price of the company’s subordinate voting shares and are redeemable for actual subordinate voting shares. Vesting dates are also established by the Board of Directors on the date of grant. The vesting dates are subject to a minimum term of three years and a maximum term of 10 years from the award date, being the required period of service from employees. Fair value of PSUs equals the market price of the common shares on the date of grant. The ultimate number of PSUs to be granted is subject to the attainment of targets on the vesting date. As at August 31, 2019, the company had no outstanding PSUs.

Deferred Share Unit Plan

The company established a Deferred Share Unit (DSU) Plan for the members of the Board of Directors as part of their annual retainer fees. Each DSU entitles the Board members to receive one subordinate voting share. DSUs are acquired on the date of grant and are redeemed in subordinate voting shares when the Board member ceases to be a director of the company. This plan was approved by the shareholders of the company.

The following table summarizes DSU activity for the years ended August 31, 2017, 2018 and 2019:

	Years ended August 31,
	2019	2018	2017

Outstanding – Beginning of year	181,689	174,279	159,127
Granted	69,818	65,745	45,058
Redeemed	–	(58,335)	(29,906)
Outstanding – End of year	251,507	181,689	174,279

As at August 31, 2017, 2018 and 2019, none of the DSUs outstanding were redeemable. The weighted average grant-date fair value of DSUs granted during the years ended August 31, 2017, 2018 and 2019 amounted to $4.53, $4.10 and $3.64 respectively.

The weighted-average market price of the shares at the date of redemption of DSUs redeemed during the years ended August 31, 2017 and 2018 was $5.02 and $4.29 respectively.

Stock Appreciation Rights Plan

The company established the Stock Appreciation Rights Plan for certain employees. Under that plan, eligible employees are entitled to receive a cash amount equivalent to the difference between the market price of the common shares on the date of exercise and the exercise price determined on the date of grant. Stock appreciation rights granted under the plan expire 10 years from the date of grant and generally vest over a four-year period, being the required period of service from employees. This plan was approved by the shareholders of the company.

The liability arising from stock appreciation rights as at August 31, 2018 and 2019 amounted to $93,000 and $77,000 respectively and is recorded in accounts payable and accrued liabilities in the consolidated balance sheets. Stock appreciation rights are immaterial to the company’s consolidated financial statements.